Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	22
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$324,671,888.31	0.6922642	$290,547,803.26	0.6195049	$34,124,085.05
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$576,901,888.31	0.3972524	$542,777,803.26	0.3737547	$34,124,085.05

Weighted Avg. Coupon (WAC)	4.63%		4.65%
Weighted Avg. Remaining Maturity (WARM)	35.78		35.05
Pool Receivables Balance	$614,911,664.18		$580,185,033.45
Remaining Number of Receivables	57,256		55,769

Adjusted Pool Balance	$606,813,914.69		$572,689,829.64

III. COLLECTIONS

Principal:

Principal Collections	$33,897,831.76
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$715,447.73
Total Principal Collections	$34,613,279.49

Interest:
Interest Collections	$2,315,085.69
Late Fees & Other Charges	$57,143.90
Interest on Repurchase Principal	$-
Total Interest Collections	$2,372,229.59

Collection Account Interest	$1,629.72
Reserve Account Interest	$364.11
Servicer Advances	$-

Total Collections	$36,987,502.91

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	22
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$36,987,502.91
Reserve Account Release					$-
Total Available for Distribution					$36,987,502.91
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$512,426.39	$-	$512,426.39	$512,426.39
Collection Account Interest					$1,629.72
Late Fees & Other Charges					$57,143.90
Total due to Servicer					$571,200.01

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$167,747.14		$167,747.14
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$290,556.64		$290,556.64	$290,556.64

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$36,024,437.68

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$34,124,085.05

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$34,124,085.05
Class A-4 Notes				$-
Class A Notes Total:		$34,124,085.05		$34,124,085.05
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$34,124,085.05		$34,124,085.05

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,900,352.63

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,097,749.49
Beginning Period Amount	$8,097,749.49
Current Period Amortization	$602,545.68
Ending Period Required Amount	$7,495,203.81
Ending Period Amount	$7,495,203.81
Next Distribution Date Amount	$6,925,859.49

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	22
30/360 Days	30
Actual/360 Days	30

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.93%	5.22%	5.22%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.80%	55,102	98.23%	$569,934,162.31
30 - 60 Days	0.98%	544	1.44%	$8,328,294.51
61 - 90 Days	0.19%	105	0.29%	$1,670,181.91
91 + Days	0.03%	18	0.04%	$252,394.72
		55,769		$580,185,033.45
Total
Delinquent Receivables 61 + days past due	0.22%	123	0.33%	$1,922,576.63
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	127	0.32%	$1,983,134.23
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	163	0.40%	$2,618,384.10
Three-Month Average Delinquency Ratio	0.24%		0.35%

Repossession in Current Period		43		$714,048.48
Repossession Inventory		68		$408,869.73

Charge-Offs
Gross Principal of Charge-Off for Current Period				$828,798.97
Recoveries				$(715,447.73)
Net Charge-offs for Current Period				$113,351.24

Beginning Pool Balance for Current Period				$614,911,664.18

Net Loss Ratio				0.22%
Net Loss Ratio for 1st Preceding Collection Period				0.27%
Net Loss Ratio for 2nd Preceding Collection Period				0.52%
Three-Month Average Net Loss Ratio for Current Period				0.34%

Cumulative Net Losses for All Periods				$9,921,763.51
Cumulative Net Losses as a % of Initial Pool Balance				0.65%

Principal Balance of Extensions				$2,342,398.33
Number of Extensions				140

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